Income Taxes - Summary of Changes in Consolidated Net Deferred Income Tax Assets (Liabilities) (Detail) - PHP (₱) ₱ in Millions	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Major components of tax expense (income) [abstract]
Net deferred income tax assets – balances at beginning of the year	₱ 17,636	₱ 13,385
Net deferred income tax liabilities – balances at beginning of the year	(204)	(169)
Net balances at beginning of the year	18,007	17,432	₱ 13,216
Movement charged directly to other comprehensive income (loss)	2,226	(148)
Benefit from (provision for) deferred income tax	(1,648)	4,175	(2,348)
Others	(3)	189
Net deferred income tax assets – balances at end of the year	18,172	17,636	13,385
Net deferred income tax liabilities – balances at end of the year	₱ (165)	₱ (204)	₱ (169)